IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
	December 31,	December 31,	December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	3,772	733	2,508
Impairment of goodwill and other intangible assets (Note 12)	5,833	4,624	3,853
Impairment of prepayments (Note 17)	-	482	583
Impairment of financial assets (Note 13)	1,500	-	-

Total impairment loss	11,105	5,839	6,944